Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Instruments by Category	Carrying amounts of financial instruments by category as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 169,877	₩ 99,105
Short-term financial instruments	167,000	143,000
Accounts receivable, net	77,257	52,615
Other receivables, net	12	6
Other current financial assets(*1)	3,370	598
Other non-current financial assets(*2)	1,676	3,019
Financial assets at fair value through profit or loss
Short-term financial instruments	—	5,000
Other non-current financial assets	500	—
Total	₩ 419,692	₩ 303,343
(*1) Other current financial assets consist of accrued income and deposits.
(*2) Other non-current financial assets consist of deposits.

	December 31, 2022	December 31, 2021
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payable (*)	₩ 70,170	₩ 36,864
Long-term accounts payable	374	729
Accrued expenses (*)	429	49
Other current liabilities	2,906	3,607
Other non-current liabilities	3,057	5,123
Total	₩ 76,936	₩ 46,372
(*)Accounts payable and accrued expenses that are not financial liabilities are excluded.

Schedule of Net Income and Expenses From Financial Instruments	Net income and expenses from financial instruments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 4,496	₩ 1,355	₩ 1,088
Differences in foreign currency	2,101	2,135	(1,796)
Financial assets at fair value through profit or loss
Interest income	5	28	—
Financial liabilities at amortized cost
Interest expense	(127)	(115)	(186)
Differences in foreign currency	(1,301)	(821)	537